RELATED PARTY TRANSACTIONS - Schedule of remuneration of directors and officers (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
RELATED PARTY TRANSACTIONS
Wages and salaries	$ 1,913,214	$ 145,049
Consulting fees	1,262,678	43,500
Share-based payments	1,769,518	147,083
MANAGEMENT COMPENSATION	$ 4,945,410	$ 335,632